UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22714

Eaton Vance Series Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

January 31, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Institutional Emerging Markets

Debt Fund

Semiannual Report

January 31, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2014

Eaton Vance

Institutional Emerging Markets Debt Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Directors	21

Important Notices	22

Eaton Vance

Institutional Emerging Markets Debt Fund

January 31, 2014

Performance1,2

Portfolio Managers John R. Baur, Michael A. Cirami, CFA, and Eric A. Stein, CFA

% Cumulative Total Returns	Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Fund at NAV	02/04/2013	02/04/2013	0.49%	—	—	–3.43%
JPMorgan Government Bond Index: Emerging Market (JPM GBI–EM) Global Diversified	—	02/04/2013	–5.98%	–13.81%	8.36%	–14.09%

% Total Annual Operating Expense Ratios[3]
Gross						3.01%
Net						0.85

Fund Profile

Asset Allocation (% of net assets)4

Foreign Currency Exposure (% of net assets)[5]

Mexico	6.0%
Russia	5.0
Sri Lanka	5.0
Indonesia	4.7
Brazil	4.7
India	4.5
Kenya	4.3
Serbia	4.2
Peru	3.9
Turkey	3.9
Colombia	3.7
Philippines	3.4
Poland	3.4
Lebanon	3.1
Singapore	3.0
Malaysia	2.9
Thailand	2.8
Uruguay	2.5
Bosnia and Herzegovina	2.2
South Korea	2.2
Nigeria	2.0
Chile	1.8
Zambia	1.7
Bangladesh	1.6
Uganda	1.0
Jordan	1.0
China	1.0
Azerbaijan	1.0
Armenia	1.0
Ghana	0.7
Romania	0.1
Georgia	0.0 *
Israel	0.0
Euro	(8.5)

Total Long	88.3

Total Short	(8.5)

Total Net	79.8

*	Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and prin-cipal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Institutional Emerging Markets Debt Fund

January 31, 2014

Endnotes and Additional Disclosures

[1]

JPMorgan Government Bond Index: Emerging Market (JPM GBI–EM) Global Diversified is an unmanaged index of local-currency bonds with maturities of more than one year issued by emerging markets governments. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. The Fund has no sales charge. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 11/30/14. Without the reimbursement, performance would have been lower.

[4]	Other net assets represent other assets less liabilities and includes any investment type that represents less than 1% of net assets.

[5]

Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective February 24, 2014, the name of the Fund was changed from Eaton Vance Institutional Emerging Markets Local Debt Fund to Eaton Vance Institutional Emerging Markets Debt Fund.

3

Eaton Vance

Institutional Emerging Markets Debt Fund

January 31, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 – January 31, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period* (8/1/13 – 1/31/14)		Annualized Expense Ratio

Actual
$1,000.00	$1,004.90	$4.30	**	0.85%

Hypothetical
(5% return per year before expenses)
$1,000.00	$1,020.90	$4.33	**	0.85%

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2013.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Institutional Emerging Markets Debt Fund

January 31, 2014

Portfolio of Investments (Unaudited)

Foreign Government Bonds — 54.8%

Security		Principal Amount (000’s omitted)	Value

Bangladesh — 1.6%
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	7,500	$99,311
Bangladesh Treasury Bond, 11.62%, 1/2/18	BDT	10,000	132,435

Total Bangladesh			$231,746

Bosnia and Herzegovina — 2.2%
Republic of Srpska, 1.50%, 10/30/23	BAM	221	$107,481
Republic of Srpska, 1.50%, 6/9/25	BAM	98	41,740
Republic of Srpska, 1.50%, 9/25/26	BAM	421	172,226

Total Bosnia and Herzegovina			$321,447

Brazil — 1.3%
Republic of Brazil, 12.50%, 1/5/16	BRL	449	$193,033

Total Brazil			$193,033

Chile — 1.8%
Government of Chile, 3.00%, 2/1/16(1)	CLP	140,615	$259,583

Total Chile			$259,583

Colombia — 3.7%
Titulos De Tesoreria B, 11.00%, 7/24/20	COP	900,000	$541,324

Total Colombia			$541,324

Ghana — 0.8%
Ghana Government Bond, 21.00%, 10/26/15	GHS	253	$108,730

Total Ghana			$108,730

Indonesia — 2.2%
Indonesia Government Bond, 9.50%, 6/15/15	IDR	3,855,000	$323,184

Total Indonesia			$323,184

Jordan — 1.0%
Jordan Government Bond, 6.925%, 6/4/14	JOD	100	$143,156

Total Jordan			$143,156

Kenya — 0.5%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	6,450	$75,884

Total Kenya			$75,884

Security		Principal Amount (000’s omitted)	Value

Mexico — 3.8%
Mexican Bonos, 6.00%, 6/18/15	MXN	7,280	$560,258

Total Mexico			$560,258

Peru — 3.9%
Republic of Peru, 7.84%, 8/12/20	PEN	700	$276,628
Republic of Peru, 8.60%, 8/12/17	PEN	710	288,150

Total Peru			$564,778

Poland — 3.3%
Poland Government Bond, 3.75%, 4/25/18	PLN	1,540	$483,237

Total Poland			$483,237

Romania — 1.2%
Romania Government Bond, 5.75%, 1/27/16	RON	550	$171,575

Total Romania			$171,575

Russia — 3.0%
Russia Government Bond, 7.35%, 1/20/16	RUB	15,160	$437,871

Total Russia			$437,871

Rwanda — 4.2%
Republic of Rwanda, 6.625%, 5/2/23(2)	USD	634	$613,395

Total Rwanda			$613,395

Serbia — 4.7%
Republic of Serbia, 5.875%, 12/3/18(2)	USD	230	$235,084
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	38,740	450,483

Total Serbia			$685,567

Slovenia — 2.6%
Republic of Slovenia, 5.85%, 5/10/23(2)	USD	371	$379,808

Total Slovenia			$379,808

Sri Lanka — 7.6%
Republic of Sri Lanka, 5.875%, 7/25/22(2)	USD	307	$295,487
Republic of Sri Lanka, 7.40%, 1/22/15(2)	USD	200	208,750
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	16,730	122,996
Sri Lanka Government Bond, 8.50%, 7/15/18	LKR	64,300	482,326

Total Sri Lanka			$1,109,559

5	See Notes to Financial Statements.

Eaton Vance

Institutional Emerging Markets Debt Fund

January 31, 2014

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Tanzania — 1.4%
United Republic of Tanzania, 6.392%, 3/9/20(3)(4)	USD	200	$209,500

Total Tanzania			$209,500

Uganda — 0.5%
Uganda Government Bond, 14.125%, 12/1/16	UGX	89,300	$36,893
Uganda Government Bond, 14.625%, 11/1/18	UGX	92,600	38,933

Total Uganda			$75,826

Uruguay — 2.5%
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(1)	UYU	8,602	$363,853

Total Uruguay			$363,853

Venezuela — 1.0%
Bolivarian Republic of Venezuela, 8.50%, 10/8/14	USD	72	$70,560
Petroleos de Venezuela SA, 4.90%, 10/28/14	USD	76	70,592

Total Venezuela			$141,152

Total Foreign Government Bonds (identified cost $8,616,901)			$7,994,466

Short-Term Investments — 44.0%

Foreign Government Securities — 29.4%
Security		Principal Amount (000’s omitted)	Value

Kenya — 3.7%
Kenya Treasury Bill, 0.00%, 3/24/14	KES	12,550	$143,399
Kenya Treasury Bill, 0.00%, 4/14/14	KES	12,800	145,500
Kenya Treasury Bill, 0.00%, 4/21/14	KES	8,800	99,859
Kenya Treasury Bill, 0.00%, 6/9/14	KES	12,000	134,312
Kenya Treasury Bill, 0.00%, 9/22/14	KES	1,900	20,619

Total Kenya			$543,689

Lebanon — 3.1%
Lebanon Treasury Bill, 0.00%, 2/20/14	LBP	246,630	$163,782
Lebanon Treasury Bill, 0.00%, 4/10/14	LBP	194,670	128,425
Lebanon Treasury Bill, 0.00%, 7/10/14	LBP	235,870	153,678

Total Lebanon			$445,885

Malaysia — 2.9%
Bank Negara Monetary Notes, 0.00%, 3/4/14	MYR	1,432	$426,952

Total Malaysia			$426,952

Security		Principal Amount (000’s omitted)	Value

Mexico — 2.0%
Mexico Cetes, 0.00%, 4/30/14	MXN	3,860	$286,149

Total Mexico			$286,149

Nigeria — 2.0%
Nigeria Treasury Bill, 0.00%, 6/5/14	NGN	25,614	$151,198
Nigeria Treasury Bill, 0.00%, 8/7/14	NGN	23,900	138,151

Total Nigeria			$289,349

Philippines — 3.7%
Philippine Treasury Bill, 0.00%, 5/7/14	PHP	24,420	$536,806

Total Philippines			$536,806

Serbia — 3.3%
Serbia Treasury Bill, 0.00%, 2/20/14	RSD	41,420	$479,804

Total Serbia			$479,804

Singapore — 3.0%
Singapore Treasury Bill, 0.00%, 2/7/14	SGD	558	$437,034

Total Singapore			$437,034

South Korea — 2.2%
Korea Monetary Stabilization Bond, 0.00%, 3/18/14	KRW	344,510	$320,895

Total South Korea			$320,895

Sri Lanka — 0.5%
Sri Lanka Treasury Bill, 0.00%, 7/25/14	LKR	10,085	$74,704

Total Sri Lanka			$74,704

Turkey — 1.0%
Turkey Government Bond, 6.50%, 1/7/15	TRY	350	$149,314

Total Turkey			$149,314

Zambia — 2.0%
Zambia Treasury Bill, 0.00%, 8/25/14	ZMW	1,500	$248,182
Zambia Treasury Bill, 0.00%, 9/8/14	ZMW	260	42,885

Total Zambia			$291,067

Total Foreign Government Securities (identified cost $4,381,253)			$4,281,648

6	See Notes to Financial Statements.

Eaton Vance

Institutional Emerging Markets Debt Fund

January 31, 2014

Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 0.2%

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 3/20/14(5)	$25	$24,998

Total U.S. Treasury Obligations (identified cost $24,998)		$24,998

Other — 14.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(6)	$2,105	$2,105,476

Total Other (identified cost $2,105,476)		$2,105,476

Total Short-Term Investments (identified cost $6,511,727)		$6,412,122

Total Investments — 98.8% (identified cost $15,128,628)		$14,406,588

Other Assets, Less Liabilities — 1.2%		$175,724

Net Assets — 100.0%		$14,582,312

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

BAM	–	Bosnia – Herzegovina Convertible Mark
BDT	–	Bangladesh Taka
BRL	–	Brazilian Real
CLP	–	Chilean Peso
COP	–	Colombian Peso
GHS	–	Ghanaian Cedi
IDR	–	Indonesian Rupiah
JOD	–	Jordanian Dinar
KES	–	Kenyan Shilling
KRW	–	South Korean Won
LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NGN	–	Nigerian Naira
PEN	–	Peruvian New Sol
PHP	–	Philippine Peso
PLN	–	Polish Zloty
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
SGD	–	Singapore Dollar
TRY	–	New Turkish Lira
UGX	–	Ugandan Shilling
USD	–	United States Dollar
UYU	–	Uruguayan Peso
ZMW	–	Zambian Kwacha

(1)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2014, the aggregate value of these securities is $1,732,524 or 11.9% of the Fund’s net assets.

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2014, the aggregate value of these securities is $209,500 or 1.4% of the Fund’s net assets.

(4)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2014.

(5)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014.

7	See Notes to Financial Statements.

Eaton Vance

Institutional Emerging Markets Debt Fund

January 31, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	January 31, 2014
Unaffiliated investments, at value (identified cost, $13,023,152)	$12,301,112
Affiliated investment, at value (identified cost, $2,105,476)	2,105,476
Cash	1,375
Restricted cash*	2,801
Foreign currency, at value (identified cost, $165,036)	157,441
Interest receivable	161,013
Interest receivable from affiliated investment	218
Receivable for investments sold	188,282
Receivable for open forward foreign currency exchange contracts	66,625
Tax reclaims receivable	6,496
Receivable from affiliate	13,286
Total assets	$15,004,125

Liabilities
Payable for investments purchased	$285,556
Payable for variation margin on open financial futures contracts	2,576
Payable for open forward foreign currency exchange contracts	68,243
Payable for open swap contracts	5,540
Payable to affiliate:
Investment adviser and administration fee	8,136
Accrued expenses	51,762
Total liabilities	$421,813
Net Assets	$14,582,312

Sources of Net Assets
Common shares, $0.001 par value, 1,000,000,000 shares authorized, 1,566,228 shares issued and outstanding	$1,566
Additional paid-in capital	15,617,080
Accumulated net realized loss	(408,620)
Accumulated undistributed net investment income	126,286
Net unrealized depreciation	(754,000)
Total	$14,582,312

Net Asset Value, Offering Price and Redemption Price Per Share
($14,582,312 ÷ 1,566,228 common shares issued and outstanding)	$9.31

*	Represents restricted cash on deposit at the broker for open derivative contracts.

8	See Notes to Financial Statements.

Eaton Vance

Institutional Emerging Markets Debt Fund

January 31, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended January 31, 2014
Interest (net of foreign taxes, $8,915)	$406,548
Interest allocated from affiliated investment	1,198
Expenses allocated from affiliated investment	(137)
Total investment income	$407,609

Expenses
Investment adviser and administration fee	$47,858
Directors’ fees and expenses	561
Custodian fee	38,173
Transfer and dividend disbursing agent fees	130
Legal and accounting services	68,693
Printing and postage	7,408
Registration fees	12,856
Miscellaneous	2,171
Total expenses	$177,850
Deduct —
Allocation of expenses to affiliate	$115,392
Reduction of custodian fee	8
Total expense reductions	$115,400

Net expenses	$62,450

Net investment income	$345,159

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(197,459)
Investment transactions allocated from affiliated investment	14
Financial futures contracts	36,490
Foreign currency and forward foreign currency exchange contract transactions	(194,613)
Net realized loss	$(355,568)
Change in unrealized appreciation (depreciation) —
Investments	$83,904
Financial futures contracts	(58,314)
Swap contracts	(5,540)
Foreign currency and forward foreign currency exchange contracts	54,220
Net change in unrealized appreciation (depreciation)	$74,270

Net realized and unrealized loss	$(281,298)

Net increase in net assets from operations	$63,861

9	See Notes to Financial Statements.

Eaton Vance

Institutional Emerging Markets Debt Fund

January 31, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended January 31, 2014 (Unaudited)	Period Ended July 31, 2013(1)
From operations —
Net investment income	$345,159	$261,081
Net realized loss from investment transactions, financial futures contracts, and foreign currency and forward foreign currency exchange contract transactions	(355,568)	(14,360)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	74,270	(828,270)
Net increase (decrease) in net assets from operations	$63,861	$(581,549)
Distributions to shareholders —
From net investment income	$(496,035)	$—
From net realized gain	(33,069)	—
Total distributions to shareholders	$(529,104)	$—
Transactions in common shares —
Proceeds from sale of shares	$—	$15,000,000
Net asset value of shares issued to shareholders in payment of distributions declared	529,104	—
Net increase in net assets from Fund share transactions	$529,104	$15,000,000

Net increase in net assets	$63,861	$14,418,451

Net Assets
At beginning of period	$14,518,451	$100,000
At end of period	$14,582,312	$14,518,451

Accumulated undistributed net investment income included in net assets
At end of period	$126,286	$277,162

(1)	For the period from commencement of operations on February 4, 2013 to July 31, 2013.

10	See Notes to Financial Statements.

Eaton Vance

Institutional Emerging Markets Debt Fund

January 31, 2014

Financial Highlights

	Six Months Ended January 31, 2014 (Unaudited)		Period Ended July 31, 2013(1)
Net asset value — Beginning of period	$9.610		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.227		$0.173
Net realized and unrealized loss	(0.176)		(0.563)

Total income (loss) from operations	$0.051		$(0.390)

Less Distributions
From net investment income	$(0.329)		$—
From net realized gain	(0.022)		—

Total distributions	$(0.351)		$—

Net asset value — End of period	$9.310		$9.610

Total Return(3)	0.49	%(4)	(3.90	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,582		$14,518
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.85	%(6)	0.85	%(6)
Net investment income	4.69	%(6)	3.58	%(6)
Portfolio Turnover	18	%(4)	0	%(4)

(1)	For the period from commencement of operations on February 4, 2013 to July 31, 2013.

(2)	Computed using average common shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 1.57% and 2.16% of average daily net assets for the six months ended January 31, 2014 and the period from commencement of operations on February 4, 2013 to July 31, 2013, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Institutional Emerging Markets Debt Fund

January 31, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Institutional Emerging Markets Debt Fund (formerly, Eaton Vance Institutional Emerging Markets Local Debt Fund) (the Fund) is a non-diversified series of Eaton Vance Series Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Prior to February 4, 2013, the date the Fund commenced investment operations, the Fund had been inactive except for matters relating to its organization and the sale of 10,000 shares to Eaton Vance Management (EVM) for $100,000. Organization costs in connection with the organization of the Fund were borne directly by EVM. The Fund’s investment objective is total return. The Fund’s shares are offered to institutional investors and are sold at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Directors have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Directors of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

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Notes to Financial Statements (Unaudited) — continued

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of January 31, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Corporation are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — The Corporation’s Articles of Incorporation provide that no Director or officer of the Corporation shall be liable, to the fullest extent permitted by Maryland law and the 1940 Act, to the Corporation or to its shareholders for money damages. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

L  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

M  Interim Financial Statements — The interim financial statements relating to January 31, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

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Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended January 31, 2014, the investment adviser and administration fee amounted to $47,858 or 0.65% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.85% of the Fund’s average daily net assets. This agreement may be changed or terminated after November 30, 2014. Pursuant to this agreement, EVM was allocated $115,392 of the Fund’s operating expenses for the six months ended January 31, 2014.

EVM provides sub-transfer agency services to the Fund and receives a fee based upon the actual expenses it incurs in the performance of these services. For the six months ended January 31, 2014, EVM earned $4 in sub-transfer agent fees, which are included in transfer and dividend disbursing agent fees on the Statement of Operations.

Directors and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Directors of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Directors Deferred Compensation Plan. For the six months ended January 31, 2014, no significant amounts have been deferred. Certain officers and Directors of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $1,796,909 and $1,631,694, respectively, for the six months ended January 31, 2014.

5  Common Shares

The Corporation’s Articles of Incorporation permit the Directors to issue one billion full and fractional common shares of the Fund ($0.001 par value per share). Transactions in Fund shares were as follows:

	Six Months Ended January 31, 2014 (Unaudited)	Period Ended July 31, 2013(1)

Sales	—	1,500,000
Issued to shareholders electing to receive payments of distributions in Fund shares	56,228	—

Net increase	56,228	1,500,000

(1)	For the period from commencement of operations on February 4, 2013 to July 31, 2013.

At January 31, 2014, an affiliate of EVM owned 100% of the outstanding shares of the Fund.

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Institutional Emerging Markets Debt Fund

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Notes to Financial Statements (Unaudited) — continued

6  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$15,222,249

Gross unrealized appreciation	$86,991
Gross unrealized depreciation	(902,652)

Net unrealized depreciation	$(815,661)

7  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at January 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

2/4/14	Brazilian Real 506,778	United States Dollar 217,969	Bank of America	$7,971	$—	$7,971
2/4/14	United States Dollar 207,696	Brazilian Real 506,778	Bank of America	2,302	—	2,302
2/5/14	Euro 329,509	United States Dollar 454,317	Goldman Sachs International	9,908	—	9,908
2/5/14	Romanian Leu 624,335	Euro 138,094	Standard Chartered Bank	—	(918)	(918)
2/5/14	Ugandan Shilling 40,330,000	United States Dollar 16,229	Deutsche Bank	—	(74)	(74)
2/5/14	United States Dollar 15,956	Ugandan Shilling 40,330,000	Barclays Bank PLC	347	—	347
2/5/14	United States Dollar 63,566	Euro 46,483	Deutsche Bank	—	(874)	(874)
2/5/14	United States Dollar 95,892	Euro 70,164	Goldman Sachs International	—	(1,262)	(1,262)
2/5/14	United States Dollar 134,441	Euro 98,420	Goldman Sachs International	—	(1,702)	(1,702)
2/10/14	United States Dollar 339,188	Indian Rupee 21,310,000	Bank of America	557	—	557
2/12/14	Euro 335,000	United States Dollar 452,875	Goldman Sachs International	1,059	—	1,059
2/12/14	Euro 361,826	United States Dollar 498,799	Standard Chartered Bank	10,803	—	10,803
2/13/14	United States Dollar 402,383	Thai Baht 13,298,751	Bank of America	282	—	282

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Institutional Emerging Markets Debt Fund

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Notes to Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

2/20/14	Serbian Dinar 27,687,000	Euro 238,414	Deutsche Bank	$580	$—	$580
2/28/14	United States Dollar 319,481	Indian Rupee 19,935,000	Standard Chartered Bank	—	(2,697)	(2,697)
3/3/14	Philippine Peso 5,458,000	United States Dollar 122,693	Bank of America	2,327	—	2,327
3/3/14	United States Dollar 89,526	Philippine Peso 3,900,000	Barclays Bank PLC	—	(3,518)	(3,518)
3/5/14	Euro 31,315	Romanian Leu 142,000	Standard Chartered Bank	225	—	225
3/5/14	Romanian Leu 142,000	Euro 31,266	Standard Chartered Bank	—	(292)	(292)
3/12/14	United States Dollar 146,447	Yuan Offshore Renminbi 890,000	Standard Chartered Bank	833	—	833
3/19/14	Euro 115,041	United States Dollar 157,575	Bank of America	2,417	—	2,417
3/26/14	Euro 371,033	United States Dollar 511,725	Deutsche Bank	11,304	—	11,304
4/7/14	United States Dollar 429,802	New Turkish Lira 953,000	Standard Chartered Bank	—	(15,748)	(15,748)
4/24/14	Israeli Shekel 1,560,660	United States Dollar 446,400	Standard Chartered Bank	3,030	—	3,030
4/24/14	United States Dollar 229,041	Israeli Shekel 800,660	Bank of America	—	(1,581)	(1,581)
4/24/14	United States Dollar 217,385	Israeli Shekel 760,000	Standard Chartered Bank	—	(1,476)	(1,476)
5/5/14	Brazilian Real 506,778	United States Dollar 203,264	Bank of America	—	(2,030)	(2,030)
5/7/14	Euro 187,000	United States Dollar 255,457	Standard Chartered Bank	3,236	—	3,236
5/7/14	United States Dollar 254,017	Euro 187,000	Goldman Sachs International	—	(1,796)	(1,796)
5/27/14	United States Dollar 259,858	Russian Ruble 9,376,982	Bank of America	641	—	641
7/17/14	United States Dollar 136,567	Armenian Dram 59,830,000	VTB Capital PLC	5,108	—	5,108
8/14/14	United States Dollar 54,168	Indonesian Rupiah 664,914,000	Barclays Bank PLC	—	(1,674)	(1,674)
8/14/14	United States Dollar 315,051	Indonesian Rupiah 3,578,980,287	Barclays Bank PLC	—	(32,497)	(32,497)
9/9/14	Zambian Kwacha 253,000	United States Dollar 42,308	Standard Chartered Bank	—	(104)	(104)
9/30/14	United States Dollar 139,024	Azerbaijani Manat 114,000	Standard Bank	2,608	—	2,608
1/12/15	United States Dollar 74,603	Ugandan Shilling 203,666,000	Standard Chartered Bank	1,087	—	1,087

				$66,625	$(68,243)	$(1,618)

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Institutional Emerging Markets Debt Fund

January 31, 2014

Notes to Financial Statements (Unaudited) — continued

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

3/14	2 IMM 5-Year Interest Rate Swap	Long	$200,520	$199,437	$(1,083)
3/14	8 U.S. 10-Year Deliverable Interest Rate Swap	Short	(815,864)	(828,375)	(12,511)

					$(13,594)

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)	Fund Pays/ Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
Bank of America	BRL 683	Pays	Brazil CETIP Interbank Deposit Rate	13.11%	1/4/21	$(347)
Bank of America	BRL 88	Pays	Brazil CETIP Interbank Deposit Rate	13.10	1/4/21	(54)
Deutsche Bank	BRL 662	Pays	Brazil CETIP Interbank Deposit Rate	12.87	1/4/21	(4,291)
Deutsche Bank	BRL 130	Pays	Brazil CETIP Interbank Deposit Rate	12.92	1/4/21	(671)
Goldman Sachs International	BRL 128	Pays	Brazil CETIP Interbank Deposit Rate	13.07	1/4/21	(177)

						$(5,540)

BRL	–	Brazilian Real

At January 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Foreign Exchange Risk:  The Fund engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Fund utilizes various interest rate derivatives including futures contracts and interest rate swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Fund enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At January 31, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $73,783.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion

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Notes to Financial Statements (Unaudited) — continued

of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2014 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Foreign Exchange	Interest Rate

Receivable for open forward foreign currency exchange contracts	$66,625	$—

Total Asset Derivatives subject to master netting or similar agreements	$66,625	$—

Net unrealized depreciation*	$—	$(13,594)
Payable for open forward foreign currency exchange contracts	(68,243)	—
Payable for open swap contracts	—	(5,540)

Total Liability Derivatives	$(68,243)	$(19,134)

Derivatives not subject to master netting or similar agreements	$—	$(13,594)

Total Liability Derivatives subject to master netting or similar agreements	$(68,243)	$(5,540)

*     Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for assets and pledged by the Fund for liabilities as of January 31, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America	$16,497	$(4,012)	$—	$ —	$12,485
Barclays Bank PLC	347	(347)	—	—	—
Deutsche Bank	11,884	(5,910)	—	—	5,974
Goldman Sachs International	10,967	(4,937)	—	—	6,030
Standard Bank	2,608	—	—	—	2,608
Standard Chartered Bank	19,214	(19,214)	—	—	—
VTB Capital PLC	5,108	—	—	—	5,108

	$66,625	$(34,420)	$—	$ —	$32,205

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Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities (c)

Bank of America	$(4,012)	$4,012	$—	$ —	$—
Barclays Bank PLC	(37,689)	347	—	—	(37,342)
Deutsche Bank	(5,910)	5,910	—	—	—
Goldman Sachs International	(4,937)	4,937	—	—	—
Standard Chartered Bank	(21,235)	19,214	—	—	(2,021)

	$(73,783)	$34,420	$—	$ —	$(39,363)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended January 31, 2014 was as follows:

Statement of Operations Caption	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Financial futures contracts	$—	$36,490
Foreign currency and forward foreign currency exchange contract transactions	(195,849)	—

Total	$(195,849)	$36,490

Change in unrealized appreciation (depreciation) —
Financial futures contracts	$—	$(58,314)
Foreign currency and forward foreign currency exchange contracts	64,459	—
Swap contracts	—	(5,540)

Total	$64,459	$(63,854)

The average notional amounts of futures contracts, forward foreign currency exchange contracts and swap contracts outstanding during the six months ended January 31, 2014, which are indicative of the volume of these derivative types, were approximately $972,000, $6,993,000 and $100,000, respectively.

8  Risks Associated with Foreign Investments

The Fund’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

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Notes to Financial Statements (Unaudited) — continued

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended January 31, 2014.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$7,994,466	$—	$7,994,466
Short-Term Investments —
Foreign Government Securities	—	4,281,648	—	4,281,648
U.S. Treasury Obligations	—	24,998	—	24,998
Other	—	2,105,476	—	2,105,476

Total Investments	$—	$14,406,588	$—	$14,406,588

Forward Foreign Currency Exchange Contracts	$—	$66,625	$—	$66,625

Total	$—	$14,473,213	$—	$14,473,213

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(68,243)	$—	$(68,243)
Futures Contracts	(13,594)	—	—	(13,594)
Interest Rate Swaps	—	(5,540)	—	(5,540)

Total	$(13,594)	$(73,783)	$—	$(87,377)

The Fund held no investments or other financial instruments as of July 31, 2013 whose fair value was determined using Level 3 inputs. At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

11  Name Change

Effective February 24, 2014, the name of Eaton Vance Institutional Emerging Markets Debt Fund was changed from Eaton Vance Institutional Emerging Markets Local Debt Fund.

20

Eaton Vance

Institutional Emerging Markets Debt Fund

January 31, 2014

Officers and Directors

Officers of Eaton Vance Institutional Emerging Markets Debt Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Directors of Eaton Vance Institutional Emerging Markets Debt Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Director

21

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

22

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

14265    1.31.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Fund, Inc.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 11, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 11, 2014

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 11, 2014